Inventory - Schedule of Inventory (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Raw materials	$ 66,654	$ 49,232	$ 48,576
Finished goods	1,333,481	1,319,993	875,131
Reserve for obsolescence	(100,000)
Total inventory	$ 1,300,136	$ 1,369,225	$ 923,707